Long-Term Debt (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2015	Oct. 31, 2014	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Debt Instrument [Line Items]
Interest Paid			$ 191	$ 214	$ 245
Debt extinguishment			$ 94	$ 35	$ 64
51/8% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 700
Maturity date			Jul. 01, 2023
9 3/4% Second Priority Senior Secured Notes, Retired
Debt Instrument [Line Items]
Debt extinguishment	94
Write-off of deferred financing fees	11
Incur tender amount	$ 83
Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, effective rate			2.75%
Maturity date			Jan. 01, 2021
First lien secured leverage ratio			4.0
Term Loan Due February 2020
Debt Instrument [Line Items]
Debt instrument, effective rate			2.50%
Maturity date			Feb. 01, 2020
Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,000	$ 2,400
Minimum quarterly principal payment			$ 4
Principal payment of term loan		$ 100
First lien secured leverage ratio			2.8
Revolving Line Of Credit
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 650
Unused borrowed amount			$ 471
Maturity date			May 01, 2020
Letter of credit fronting fee			0.125%
Fixed charge coverage ratio			2.90%
Line of credit facility unused capacity percentage			10.00%
Revolving Line Of Credit | Minimum
Debt Instrument [Line Items]
Line of credit facility, commitment fee rate			0.25%
Fixed charge coverage ratio			1.00%
Revolving Line Of Credit | Minimum | Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.25%
Revolving Line Of Credit | Maximum
Debt Instrument [Line Items]
Line of credit facility, commitment fee rate			0.325%
Revolving Line Of Credit | Maximum | Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.75%
LIBOR | Term Loan Due January 2021
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.00%
LIBOR | Term Loan Due February 2020
Debt Instrument [Line Items]
Debt instrument, LIBOR floor			1.00%